  Nationwide® Variable Account-10

  December 31, 2007

Annual Report

Nationwide Life Insurance Company

Home Office: Columbus, Ohio

APO  –  4740   –  12/07

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
8,082 shares (cost $69,432)	$68,374

American Century VP – International Fund – Class I (ACVPInt)
6,918 shares (cost $70,520)	82,050

American Century VP – Value Fund – Class I (ACVPVal)
15,721 shares (cost $136,345)	117,435

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)
458 shares (cost $7,268)	6,179

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)
227 shares (cost $4,207)	4,004

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
7,775 shares (cost $280,966)	290,788

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)
274 shares (cost $11,623)	12,301

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
3,745 shares (cost $42,268)	42,463

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)
4,826 shares (cost $125,013)	114,966

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)
3,395 shares (cost $122,098)	152,733

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)
4,477 shares (cost $28,646)	26,637

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)
2,089 shares (cost $49,666)	52,693

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)
7,491 shares (cost $230,540)	208,251

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)
986 shares (cost $17,937)	22,015

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
770 shares (cost $10,298)	9,658

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)
6,046 shares (cost $184,437)	246,666

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)
8,375 shares (cost $35,726)	43,380

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)
2,881 shares (cost $150,453)	185,830

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)
3,274 shares (cost $26,108)	25,010

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)
5,087 shares (cost $92,082)	115,023

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl) 692 shares (cost $9,029)	$8,490

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro) 3,519 shares (cost $42,890)	49,478

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead) 2,770 shares (cost $44,254)	52,594

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 6,788 shares (cost $77,251)	78,941

Nationwide VIT – Growth Fund – Class I (NVITGrowth) 3,589 shares (cost $43,761)	52,037

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 5,813 shares (cost $64,132)	63,650

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr) 504 shares (cost $15,255)	16,409

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 4,816 shares (cost $90,583)	92,372

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 47,314 shares (cost $47,314)	47,314

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I (NVITSmCapGr) 1,063 shares (cost $17,453)	19,138

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I (NVITSmCapVal) 15,559 shares (cost $189,858)	153,726

Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 5,491 shares (cost $137,021)	121,962

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 8,629 shares (cost $115,516)	117,261

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal) 3,390 shares (cost $42,606)	38,986

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec) 9,244 shares (cost $90,846)	91,147

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard) 470 shares (cost $9,245)	9,919

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr) 1,903 shares (cost $44,422)	54,248

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart) 1,082 shares (cost $22,488)	22,478

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 3,507 shares (cost $145,610)	165,467

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 2,392 shares (cost $87,672)	87,531

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt) 6,241 shares (cost $154,373)	159,821

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap) 1,057 shares (cost $53,997)	57,138

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro) 1,927 shares (cost $55,018)	58,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt) 507 shares (cost $12,132)	$14,058

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs) 880 shares (cost $27,489)	36,250

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt) 816 shares (cost $7,358)	6,960

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 2,809 shares (cost $81,564)	61,941

Wells Fargo AVT – Opportunity FundSM (WFVOpp) 4,604 shares (cost $109,865)	101,419

Total investments	3,665,975

Accounts receivable – Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)	4,546

Accounts receivable – Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)	7,377

Accounts receivable – Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)	8,312

Accounts receivable – Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)	23,975

Accounts receivable – The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)	6,114

Accounts receivable – Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKUMCpGro)	4,052

Total assets	3,720,351

Liabilities:

Accounts payable – Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)	5,984

Accounts payable – Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)	4,439

Accounts payable – Nationwide VIT – Growth Fund – Class I (NVITGrowth)	8,234

Accounts payable – Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)	3,606

Accounts payable – Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)	11,823

Accounts payable – Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)	21,627

Accounts payable	58

Total liabilities	55,771

Contract owners’ equity (note 4)	$3,664,580

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	ACVPIncGr	ACVPInt	ACVPVal	CSTLCapV	DryIPSmCap	DryStkIx	DryVApp
Reinvested dividends	$47,395	1,276	509	1,912	73	16	5,164	239
Mortality and expense risk charges (note 2)	(51,698)	(984)	(1,076)	(1,726)	(75)	(58)	(4,184)	(203)

Net investment income (loss)	(4,303)	292	(567)	186	(2)	(42)	980	36

Proceeds from mutual fund shares sold	4,368,306	70,061	82,639	99,823	5,208	4,143	333,057	19,072
Cost of mutual fund shares sold	(3,791,599)	(56,913)	(61,420)	(90,083)	(3,819)	(4,156)	(283,884)	(16,141)

Realized gain (loss) on investments	576,707	13,148	21,219	9,740	1,389	(13)	49,173	2,931
Change in unrealized gain (loss) on investments	(418,168)	(14,461)	(8,883)	(29,357)	(2,500)	(199)	(37,580)	(2,007)

Net gain (loss) on investments	158,539	(1,313)	12,336	(19,617)	(1,111)	(212)	11,593	924

Reinvested capital gains	178,898	–	–	9,915	1,076	172	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$333,134	(1,021)	11,769	(9,516)	(37)	(82)	12,573	960

Investment activity:	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPHIS	FidVIPOvS	FidVIPConS	FidVIPGrOpS	FidVIPVaIS
Reinvested dividends	$2,312	2,054	924	2,206	1,903	1,676	–	87
Mortality and expense risk charges (note 2)	(590)	(1,660)	(2,065)	(326)	(856)	(2,708)	(223)	(137)

Net investment income (loss)	1,722	394	(1,141)	1,880	1,047	(1,032)	(223)	(50)

Proceeds from mutual fund shares sold	62,355	148,706	176,739	24,689	90,007	168,029	22,212	9,426
Cost of mutual fund shares sold	(62,791)	(135,294)	(178,706)	(25,422)	(73,263)	(137,177)	(21,354)	(9,194)

Realized gain (loss) on investments	(436)	13,412	(1,967)	(733)	16,744	30,852	858	232
Change in unrealized gain (loss) on investments	257	(23,480)	35,649	(1,173)	(12,568)	(52,217)	2,475	(861)

Net gain (loss) on investments	(179)	(10,068)	33,682	(1,906)	4,176	(21,365)	3,333	(629)

Reinvested capital gains	–	9,654	125	–	4,719	50,047	–	1,049

Net increase (decrease) in contract owners’ equity resulting from operations	$1,543	(20)	32,666	(26)	9,942	27,650	3,110	370

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	JAspForty	JAspGlTechS	JAspIntGroS	NVITFHiInc	NVITEmMrkts	NVITGlUtl	NVITIntGro	NVITWLead
Reinvested dividends	$376	138	753	1,827	637	180	171	197
Mortality and expense risk charges (note 2)	(2,910)	(557)	(2,445)	(365)	(1,257)	(96)	(616)	(687)

Net investment income (loss)	(2,534)	(419)	(1,692)	1,462	(620)	84	(445)	(490)

Proceeds from mutual fund shares sold	231,223	37,247	214,618	41,861	59,588	6,371	44,510	45,375
Cost of mutual fund shares sold	(197,724)	(38,107)	(139,419)	(40,788)	(37,774)	(5,509)	(36,088)	(34,238)

Realized gain (loss) on investments	33,499	(860)	75,199	1,073	21,814	862	8,422	11,137
Change in unrealized gain (loss) on investments	30,116	8,521	(33,094)	(1,840)	1,764	(1,361)	(1,678)	(2,531)

Net gain (loss) on investments	63,615	7,661	42,105	(767)	23,578	(499)	6,744	8,606

Reinvested capital gains	–	–	–	–	9,439	1,575	3,485	–

Net increase (decrease) in contract owners’ equity resulting from operations	$61,081	7,242	40,413	695	32,397	1,160	9,784	8,116

Investment activity:	NVITGlHlth	NVITGlTech	NVITGvtBd	NVITGrowth	NVITJPBal	NVITMdCpGr	NVITMidCap	NVITMyMkt
Reinvested dividends	$–	–	3,550	86	1,397	–	1,351	2,631
Mortality and expense risk charges (note 2)	(23)	(6)	(1,219)	(568)	(892)	(208)	(1,400)	(780)

Net investment income (loss)	(23)	(6)	2,331	(482)	505	(208)	(49)	1,851

Proceeds from mutual fund shares sold	5,591	6,317	116,355	53,343	65,947	27,090	109,392	132,046
Cost of mutual fund shares sold	(5,524)	(5,782)	(120,228)	(56,387)	(57,187)	(24,799)	(87,360)	(132,046)

Realized gain (loss) on investments	67	535	(3,873)	(3,044)	8,760	2,291	22,032	–
Change in unrealized gain (loss) on investments	(8)	(335)	6,228	10,352	(9,062)	(703)	(19,685)	–

Net gain (loss) on investments	59	200	2,355	7,308	(302)	1,588	2,347	–

Reinvested capital gains	57	–	–	–	1,747	–	3,022	–

Net increase (decrease) in contract owners’ equity resulting from operations	$93	194	4,686	6,826	1,950	1,380	5,320	1,851

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITSmCapGr	NVITSmCapVal	NVITSmComp	NVITNWFund	NVITUSGro	NVITVKVal	NVITMltSec	NBTAGuard
Reinvested dividends	$–	2,067	117	1,235	–	787	3,405	27
Mortality and expense risk charges (note 2)	(254)	(2,489)	(1,745)	(1,621)	(156)	(640)	(1,155)	(135)

Net investment income (loss)	(254)	(422)	(1,628)	(386)	(156)	147	2,250	(108)

Proceeds from mutual fund shares sold	17,383	195,495	128,621	112,593	32,617	69,816	114,055	9,506
Cost of mutual fund shares sold	(15,281)	(161,653)	(113,268)	(87,610)	(29,433)	(64,077)	(114,719)	(7,000)

Realized gain (loss) on investments	2,102	33,842	15,353	24,983	3,184	5,739	(664)	2,506
Change in unrealized gain (loss) on investments	(510)	(70,040)	(30,620)	(22,844)	(13)	(8,866)	1,041	(1,843)

Net gain (loss) on investments	1,592	(36,198)	(15,267)	2,139	3,171	(3,127)	377	663

Reinvested capital gains	–	22,701	17,071	5,517	–	1,832	4	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,338	(13,919)	176	7,270	3,015	(1,148)	2,631	555

Investment activity:	NBTAMCGr	NBTAPart	OppCapAp	OppGlSec	OppMSt	OppMidCap	DrySRGro	VEWrldEMkt
Reinvested dividends	$–	141	351	1,227	1,874	–	390	39
Mortality and expense risk charges (note 2)	(765)	(314)	(2,063)	(1,381)	(2,822)	(677)	(996)	(159)

Net investment income (loss)	(765)	(173)	(1,712)	(154)	(948)	(677)	(606)	(120)

Proceeds from mutual fund shares sold	68,995	45,856	150,626	137,111	287,085	102,114	96,388	8,449
Cost of mutual fund shares sold	(53,254)	(44,216)	(144,320)	(105,170)	(247,681)	(95,727)	(107,213)	(5,505)

Realized gain (loss) on investments	15,741	1,640	6,306	31,941	39,404	6,387	(10,825)	2,944
Change in unrealized gain (loss) on investments	(4,410)	(2,221)	12,603	(31,342)	(31,181)	(1,624)	16,399	(1,012)

Net gain (loss) on investments	11,331	(581)	18,909	599	8,223	4,763	5,574	1,932

Reinvested capital gains	–	2,213	–	4,462	–	–	–	1,549

Net increase (decrease) in contract owners’ equity resulting from operations	$10,566	1,459	17,197	4,907	7,275	4,086	4,968	3,361

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	VEWrldHAs	VKUEmMkt	VKUMCpGro	VKUUSRE	WFVOpp
Reinvested dividends	$47	376	–	1,046	621
Mortality and expense risk charges (note 2)	(591)	(47)	(57)	(1,296)	(1,435)

Net investment income (loss)	(544)	329	(57)	(250)	(814)

Proceeds from mutual fund shares sold	55,103	260	3,352	120,728	99,113
Cost of mutual fund shares sold	(41,329)	(285)	(2,481)	(88,310)	(84,490)

Realized gain (loss) on investments	13,774	(25)	871	32,418	14,623

Change in unrealized gain (loss) on investments	(1,364)	(397)	(113)	(56,239)	(23,351)

Net gain (loss) on investments	12,410	(422)	758	(23,821)	(8,728)

Reinvested capital gains	4,593	161	–	8,168	14,545

Net increase (decrease) in contract owners’ equity resulting from operations	$16,459	68	701	(15,903)	5,003

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		ACVPIncGr		ACVPInt		ACVPVal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(4,303)	(2,836)	292	246	(567)	131	186	68
Realized gain (loss) on investments	576,707	63,540	13,148	61	21,219	(267)	9,740	3,259
Change in unrealized gain (loss) on investments	(418,168)	283,264	(14,461)	8,877	(8,883)	14,613	(29,357)	3,020
Reinvested capital gains	178,898	85,132	–	–	–	–	9,915	9,159

Net increase (decrease) in contract owners’ equity resulting from operations	333,134	429,100	(1,021)	9,184	11,769	14,477	(9,516)	15,506

Equity transactions:
Purchase payments received from contract owners (note 3)	(875)	67,195	(12)	–	(102)	–	(2)	–
Transfers between funds	–	–	1,005	110	(5,172)	–	41,084	(8,767)
Redemptions (note 3)	(345,388)	(132,550)	(100)	(238)	(75)	(2,269)	(6,012)	(16,426)
Contingent deferred sales charges (note 2)	–	(3,918)	–	–	–	–	–	(863)
Adjustments to maintain reserves	(1,962)	(268)	(37)	(9)	(45)	(2)	(68)	9

Net equity transactions	(348,225)	(69,541)	856	(137)	(5,394)	(2,271)	35,002	(26,047)

Net change in contract owners’ equity	(15,091)	359,559	(165)	9,047	6,375	12,206	25,486	(10,541)
Contract owners’ equity beginning of period	3,679,671	3,320,112	68,537	59,490	75,680	63,474	91,943	102,484

Contract owners’ equity end of period	$3,664,580	3,679,671	68,372	68,537	82,055	75,680	117,429	91,943

CHANGES IN UNITS:
Beginning units	298,772	302,238	5,640	5,652	6,004	6,208	4,814	6,278

Conversion units (note 1(a))	69,038	–	1,179	–	1,627	–	4,395	–
Units purchased	29,246	15,906	137	11	–	–	3,991	–
Units redeemed	(62,456)	(19,372)	(50)	(23)	(520)	(204)	(618)	(1,464)

Ending units	334,600	298,772	6,906	5,640	7,111	6,004	12,582	4,814

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	CSTLCapV		DryIPSmCap		DryStkIx		DryVApp
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2)	(21)	(42)	(115)	980	764	36	18
Realized gain (loss) on investments	1,389	173	(13)	78	49,173	(211)	2,931	(12)
Change in unrealized gain (loss) on investments	(2,500)	699	(199)	(118)	(37,580)	36,196	(2,007)	1,940
Reinvested capital gains	1,076	–	172	156	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(37)	851	(82)	1	12,573	36,749	960	1,946

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	(10)	–	(5)	–
Transfers between funds	1,087	–	–	464	(527)	92	(21)	(8)
Redemptions (note 3)	–	(624)	–	–	(27,790)	(1,272)	(3,700)	–
Contingent deferred sales charges (note 2)	–	(2)	–	–	–	–	–	–
Adjustments to maintain reserves	(26)	11	(1)	–	(91)	(14)	(14)	(8)

Net equity transactions	1,061	(615)	(1)	464	(28,418)	(1,194)	(3,740)	(16)

Net change in contract owners’ equity	1,024	236	(83)	465	(15,845)	35,555	(2,780)	1,930
Contract owners’ equity beginning of period	5,151	4,915	4,089	3,624	300,649	265,094	15,083	13,153

Contract owners’ equity end of period	$6,175	5,151	4,006	4,089	284,804	300,649	12,303	15,083

CHANGES IN UNITS:
Beginning units	374	420	276	276	27,316	27,430	1,304	1,306

Conversion units (note 1(a))	137	–	132	–	2,707	–	198	–
Units purchased	102	–	–	–	12	12	8	–
Units redeemed	–	(46)	–	–	(2,626)	(126)	(349)	(2)

Ending units	613	374	408	276	27,409	27,316	1,161	1,304

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FedQualBd		FidVIPEIS		FidVIPGrS		FidVIPHIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,722	1,290	394	1,978	(1,141)	(1,617)	1,880	1,019
Realized gain (loss) on investments	(436)	(47)	13,412	419	(1,967)	(857)	(733)	30
Change in unrealized gain (loss) on investments	257	30	(23,480)	1,787	35,649	9,946	(1,173)	(305)
Reinvested capital gains	–	–	9,654	13,306	125	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,543	1,273	(20)	17,490	32,666	7,472	(26)	744

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	(25)	–	180	–	–	2,620
Transfers between funds	(7,636)	–	(15,126)	27,270	(22,664)	91	20,450	6,202
Redemptions (note 3)	–	(882)	(163)	(3,276)	(1,622)	(1,185)	(9,063)	(805)
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	(8)
Adjustments to maintain reserves	(45)	(5)	(69)	2	(52)	(2)	(19)	(5)

Net equity transactions	(7,681)	(887)	(15,383)	23,996	(24,158)	(1,096)	11,368	8,004

Net change in contract owners’ equity	(6,138)	386	(15,403)	41,486	8,508	6,376	11,342	8,748
Contract owners’ equity beginning of period	48,601	48,215	130,366	88,880	148,771	142,395	15,290	6,542

Contract owners’ equity end of period	$42,463	48,601	114,963	130,366	157,279	148,771	26,632	15,290

CHANGES IN UNITS:
Beginning units	3,608	3,676	8,840	7,136	16,960	17,084	1,454	682

Conversion units (note 1(a))	1,261	–	4,175	–	(2,059)	–	76	–
Units purchased	528	–	136	–	111	12	2,005	852
Units redeemed	(1,300)	(68)	(1,669)	(243)	(2,416)	(136)	(900)	(80)

Ending units	4,097	3,608	11,482	8,840	12,596	16,960	2,635	1,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPOvS		FidVIPConS		FidVIPGrOpS		FidVIPVaIS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$1,047	(344)	(1,032)	(413)	(223)	(136)	(50)	(71)
Realized gain (loss) on investments	16,744	1,601	30,852	6,128	858	(10)	232	(10)
Change in unrealized gain (loss)on investments	(12,568)	6,928	(52,217)	(3,664)	2,475	818	(861)	56
Reinvested capital gains	4,719	344	50,047	12,506	–	–	1,049	1,162

Net increase (decrease) in contract owners’ equity resulting from operations	9,942	8,529	27,650	14,557	3,110	672	370	1,137

Equity transactions:
Purchase payments received from contract owners (note 3)	(62)	14,781	8	–	114	–	14	–
Transfers between funds	(12,294)	1,459	35,848	(1,951)	(3,780)	–	–	1,476
Redemptions (note 3)	(8,242)	(1,593)	(10,208)	(16,164)	–	–	–	–
Contingent deferred sales charges (note 2)	–	(19)	–	(30)	–	–	–	–
Adjustments to maintain reserves	(35)	(10)	(66)	(11)	(28)	(2)	(39)	17

Net equity transactions	(20,633)	14,618	25,582	(18,156)	(3,694)	(2)	(25)	1,493

Net change in contract owners’ equity	(10,691)	23,147	53,232	(3,599)	(584)	670	345	2,630
Contract owners’ equity beginning of period	63,375	40,228	155,011	158,610	18,160	17,490	9,315	6,685

Contract owners’ equity end of period	$52,684	63,375	208,243	155,011	17,576	18,160	9,660	9,315

CHANGES IN UNITS:
Beginning units	4,882	3,604	10,170	11,450	2,144	2,144	618	508

Conversion units (note 1(a))	1,490	–	5,345	–	(337)	–	311	–
Units purchased	492	–	3,440	–	–	12	–	110
Units redeemed	(2,279)	(157)	(961)	(1,280)	(364)	–	–	–

Ending units	4,585	4,882	17,994	10,170	1,443	2,144	929	618

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JAspForty		JAspGlTechS		JAspIntGroS		NVITFHiInc
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(2,534)	(2,332)	(419)	(487)	(1,692)	614	1,462	1,822
Realized gain (loss) on investments	33,499	(14)	(860)	(630)	75,199	10,373	1,073	118
Change in unrealized gain (loss) on investments	30,116	16,452	8,521	3,291	(33,094)	40,788	(1,840)	729
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	61,081	14,106	7,242	2,174	40,413	51,775	695	2,669

Equity transactions:
Purchase payments received from contract owners (note 3)	24	–	25	–	(1,549)	6,289	12	–
Transfers between funds	1,264	–	–	–	51,078	(1,665)	(6,763)	–
Redemptions (note 3)	(15,172)	(293)	(305)	(293)	(58,041)	(20,872)	–	(2,208)
Contingent deferred sales charges (note 2)	–	–	–	(10)	–	(1,063)	–	–
Adjustments to maintain reserves	(56)	(1)	(17)	(4)	(36)	1	(14)	(6)

Net equity transactions	(13,940)	(294)	(297)	(307)	(8,548)	(17,310)	(6,765)	(2,214)

Net change in contract owners’ equity	47,141	13,812	6,945	1,867	31,865	34,465	(6,070)	455
Contract owners’ equity beginning of period	199,524	185,712	36,432	34,565	153,968	119,503	31,078	30,623

Contract owners’ equity end of period	$246,665	199,524	43,377	36,432	185,833	153,968	25,008	31,078

CHANGES IN UNITS:
Beginning units	23,314	23,350	9,296	9,378	11,676	13,104	2,224	2,390

Conversion units (note 1(a))	(3,473)	–	(5,662)	–	3,729	–	886	–
Units purchased	1,126	–	–	–	4,530	12	351	–
Units redeemed	(2,758)	(36)	(28)	(82)	(5,203)	(1,850)	(999)	(166)

Ending units	18,209	23,314	3,606	9,296	14,732	11,676	2,462	2,224

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITEmMrkts		NVITGlUtl		NVITIntGro		NVITWLead
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(620)	(343)	84	51	(445)	(110)	(490)	(199)
Realized gain (loss) on investments	21,814	2,282	862	(221)	8,422	2,179	11,137	126
Change in unrealized gain (loss) on investments	1,764	11,836	(1,361)	1,640	(1,678)	7,053	(2,531)	8,005
Reinvested capital gains	9,439	557	1,575	349	3,485	78	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	32,397	14,332	1,160	1,819	9,784	9,200	8,116	7,932

Equity transactions:
Purchase payments received from contract owners (note 3)	(24)	–	(1)	–	(1)	6,813	–	–
Transfers between funds	24,804	(990)	1,087	(2,851)	1,087	15,936	–	23,332
Redemptions (note 3)	–	–	–	–	(2,608)	(747)	–	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	(16)	–	–
Adjustments to maintain reserves	(26)	(16)	(11)	(11)	(32)	9	(25)	1

Net equity transactions	24,754	(1,006)	1,075	(2,862)	(1,554)	21,995	(25)	23,333

Net change in contract owners’ equity	57,151	13,326	2,235	(1,043)	8,230	31,195	8,091	31,265
Contract owners’ equity beginning of period	57,874	44,548	6,258	7,301	41,251	10,056	44,505	13,240

Contract owners’ equity end of period	$115,025	57,874	8,493	6,258	49,481	41,251	52,596	44,505

CHANGES IN UNITS:
Beginning units	2,494	2,588	326	516	3,354	1,072	3,434	1,268

Conversion units (note 1(a))	3,341	–	302	–	775	–	1,034	–
Units purchased	2,246	–	91	–	81	12	–	2,166
Units redeemed	–	(97)	–	(190)	(257)	(116)	–	–

Ending units	8,081	2,494	719	326	3,953	3,354	4,468	3,434

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITGlHlth		NVITGlTech		NVITGvtBd		NVITGrowth
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(23)	(54)	(6)	(39)	2,331	2,493	(482)	(506)
Realized gain (loss) on investments	67	120	535	1	(3,873)	(144)	(3,044)	(653)
Change in unrealized gain (loss) on investments	(8)	(25)	(335)	306	6,228	(1,356)	10,352	3,426
Reinvested capital gains	57	–	–	–	–	670	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	93	41	194	268	4,686	1,663	6,826	2,267

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	–	–	21	3,668	2	7,337
Transfers between funds	–	(3,755)	(3,245)	–	3,652	5,071	–	494
Redemptions (note 3)	(2,830)	–	–	–	(18,412)	(858)	(7,759)	(829)
Contingent deferred sales charges (note 2)	–	–	–	–	–	(9)	–	(17)
Adjustments to maintain reserves	(9)	(26)	(2)	–	(44)	2	(39)	2

Net equity transactions	(2,839)	(3,781)	(3,247)	–	(14,783)	7,874	(7,796)	6,987

Net change in contract owners’ equity	(2,746)	(3,740)	(3,053)	268	(10,097)	9,537	(970)	9,254
Contract owners’ equity beginning of period	2,746	6,486	3,053	2,785	96,415	86,878	44,773	35,519

Contract owners’ equity end of period	$–	2,746	–	3,053	86,318	96,415	43,803	44,773

CHANGES IN UNITS:
Beginning units	214	512	944	944	7,114	6,532	7,740	6,428

Conversion units (note 1(a))	59	–	(637)	–	2,541	–	(3,251)	–
Units purchased	–	–	–	–	383	12	–	1,468
Units redeemed	(273)	(298)	(307)	–	(1,855)	(65)	(761)	(156)

Ending units	–	214	–	944	8,183	7,114	3,728	7,740

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITJPBal		NVITMdCpGr		NVITMidCap		NVITMyMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$505	541	(208)	(265)	(49)	(231)	1,851	2,946
Realized gain (loss) on investments	8,760	352	2,291	(91)	22,032	503	–	–
Change in unrealized gain (loss) on investments	(9,062)	5,136	(703)	2,087	(19,685)	5,819	–	–
Reinvested capital gains	1,747	–	–	–	3,022	1,259	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,950	6,029	1,380	1,731	5,320	7,350	1,851	2,946

Equity transactions:
Purchase payments received from contract owners (note 3)	(13)	–	52	3,144	(1)	–	11	–
Transfers between funds	4,075	2,928	(3,163)	(3,068)	4,412	(23)	(371)	(40,765)
Redemptions (note 3)	(3,625)	(2,986)	(3,985)	(582)	(12,517)	–	(42,508)	(1,609)
Contingent deferred sales charges (note 2)	–	(2)	–	(15)	–	–	–	–
Adjustments to maintain reserves	(45)	9	(19)	(2)	(36)	(23)	(20)	(28)

Net equity transactions	392	(51)	(7,115)	(523)	(8,142)	(46)	(42,888)	(42,402)

Net change in contract owners’ equity	2,342	5,978	(5,735)	1,208	(2,822)	7,304	(41,037)	(39,456)
Contract owners’ equity beginning of period	61,303	55,325	18,538	17,330	95,194	87,890	88,356	127,812

Contract owners’ equity end of period	$63,645	61,303	12,803	18,538	92,372	95,194	47,319	88,356

CHANGES IN UNITS:
Beginning units	5,400	5,394	1,986	2,012	4,860	4,862	7,984	11,904

Conversion units (note 1(a))	737	–	(134)	–	4,687	–	851	–
Units purchased	396	–	102	–	391	12	–	–
Units redeemed	(353)	(276)	(763)	(68)	(1,201)	(2)	(4,255)	(3,920)

Ending units	6,180	5,400	1,191	1,986	8,737	4,860	4,580	7,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITSmCapGr		NVITSmCapVal		NVITSmComp		NVITNWFund
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(254)	(235)	(422)	(1,553)	(1,628)	(1,829)	(386)	(313)
Realized gain (loss) on investments	2,102	13	33,842	1,394	15,353	8,419	24,983	75
Change in unrealized gain (loss) on investments	(510)	527	(70,040)	10,814	(30,620)	2,431	(22,844)	12,101
Reinvested capital gains	–	–	22,701	13,263	17,071	2,894	5,517	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,338	305	(13,919)	23,918	176	11,915	7,270	11,863

Equity transactions:
Purchase payments received from contract owners (note 3)	7	–	(80)	–	(9)	2,620	105	–
Transfers between funds	725	–	(8,383)	1,460	7,481	2,422	(371)	54
Redemptions (note 3)	(34)	(95)	(284)	(710)	(4,676)	(24,612)	–	–
Contingent deferred sales charges (note 2)	–	–	–	(2)	–	(1,284)	–	–
Adjustments to maintain reserves	(38)	13	(95)	(12)	(81)	–	(25)	(22)

Net equity transactions	660	(82)	(8,842)	736	2,715	(20,854)	(291)	32

Net change in contract owners’ equity	1,998	223	(22,761)	24,654	2,891	(8,939)	6,979	11,895
Contract owners’ equity beginning of period	17,135	16,912	176,483	151,829	119,062	128,001	110,283	98,388

Contract owners’ equity end of period	$19,133	17,135	153,722	176,483	121,953	119,062	117,262	110,283

CHANGES IN UNITS:
Beginning units	1,354	1,360	7,584	7,546	5,616	6,670	9,240	9,236

Conversion units (note 1(a))	344	–	10,056	–	6,278	–	1,819	–
Units purchased	61	–	748	–	986	12	–	5
Units redeemed	(3)	(7)	(1,645)	(32)	(776)	(1,269)	(34)	(1)

Ending units	1,756	1,354	16,743	7,584	12,104	5,616	11,025	9,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITUSGro		NVITVKVal		NVITMltSec		NBTAGuard
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(156)	(140)	147	162	2,250	2,031	(108)	(62)
Realized gain (loss) on investments	3,184	(4)	5,739	2,670	(664)	29	2,506	26
Change in unrealized gain (loss) on investments	(13)	(133)	(8,866)	1,710	1,041	79	(1,843)	1,025
Reinvested capital gains	–	206	1,832	2,101	4	122	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,015	(71)	(1,148)	6,643	2,631	2,261	555	989

Equity transactions:
Purchase payments received from contract owners (note 3)	–	9	15	7,336	(14)	2,620	–	–
Transfers between funds	(15,160)	2,680	1,254	(15,827)	9,833	28,266	–	–
Redemptions (note 3)	(2,570)	(294)	(15,000)	(822)	(9,039)	(290)	–	–
Contingent deferred sales charges (note 2)	–	(6)	–	(17)	–	(6)	–	–
Adjustments to maintain reserves	(28)	5	(50)	(7)	(62)	(1)	(2)	(1)

Net equity transactions	(17,758)	2,394	(13,781)	(9,337)	718	30,589	(2)	(1)

Net change in contract owners’ equity	(14,743)	2,323	(14,929)	(2,694)	3,349	32,850	553	988
Contract owners’ equity beginning of period	14,743	12,420	53,903	56,597	87,793	54,943	9,368	8,380

Contract owners’ equity end of period	$–	14,743	38,974	53,903	91,142	87,793	9,921	9,368

CHANGES IN UNITS:
Beginning units	1,002	830	4,760	5,712	6,288	4,068	648	648

Conversion units (note 1(a))	471	–	648	–	2,495	–	287	–
Units purchased	–	–	133	–	2,572	12	–	–
Units redeemed	(1,473)	(22)	(1,483)	(1,707)	(2,512)	(22)	–	–

Ending units	–	1,002	4,058	4,760	8,843	6,288	935	648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NBTAMCGr		NBTAPart		OppCapAp		OppGlSec
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(765)	(734)	(173)	(431)	(1,712)	(1,406)	(154)	(412)
Realized gain (loss) on investments	15,741	1,134	1,640	14,167	6,306	(409)	31,941	186
Change in unrealized gain (loss) on investments	(4,410)	5,793	(2,221)	(11,509)	12,603	10,458	(31,342)	10,523
Reinvested capital gains	–	–	2,213	3,522	–	–	4,462	5,280

Net increase (decrease) in contract owners’ equity resulting from operations	10,566	6,193	1,459	5,749	17,197	8,643	4,907	15,577

Equity transactions:
Purchase payments received from contract owners (note 3)	14	–	5	–	234	–	(9)	–
Transfers between funds	(12,192)	(1,082)	(12,257)	(33,696)	(6,044)	–	(22,338)	2,670
Redemptions (note 3)	–	(937)	–	(14,060)	–	(404)	–	–
Contingent deferred sales charges (note 2)	–	(2)	–	–	–	(2)	–	–
Adjustments to maintain reserves	(34)	(1)	(17)	(18)	(51)	(25)	(56)	(19)

Net equity transactions	(12,212)	(2,022)	(12,269)	(47,774)	(5,861)	(431)	(22,403)	2,651

Net change in contract owners’ equity	(1,646)	4,171	(10,810)	(42,025)	11,336	8,212	(17,496)	18,228
Contract owners’ equity beginning of period	55,891	51,720	33,294	75,319	142,308	134,096	113,339	95,111

Contract owners’ equity end of period	$54,245	55,891	22,484	33,294	153,644	142,308	95,843	113,339

CHANGES IN UNITS:
Beginning units	4,342	4,544	2,132	5,338	12,054	12,090	8,260	8,044

Conversion units (note 1(a))	1,261	–	1,128	–	2,179	–	3,090	–
Units purchased	–	–	–	–	–	12	–	218
Units redeemed	(1,100)	(202)	(1,217)	(3,206)	(577)	(36)	(2,191)	(2)

Ending units	4,503	4,342	2,043	2,132	13,656	12,054	9,159	8,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppMSt		OppMidCap		DrySRGro		VEWrldEMkt
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(948)	(629)	(677)	(1,036)	(606)	(947)	(120)	(56)
Realized gain (loss) on investments	39,404	381	6,387	(4,848)	(10,825)	(561)	2,944	25
Change in unrealized gain (loss) on investments	(31,181)	28,277	(1,624)	7,029	16,399	7,050	(1,012)	1,637
Reinvested capital gains	–	–	–	–	–	–	1,549	624

Net increase (decrease) in contract owners’ equity resulting from operations	7,275	28,029	4,086	1,145	4,968	5,542	3,361	2,230

Equity transactions:
Purchase payments received from contract owners (note 3)	(103)	7,337	107	–	158	–	–	–
Transfers between funds	(18,147)	(7,058)	(12,441)	–	–	–	2,647	–
Redemptions (note 3)	(35,764)	(3,946)	(22,371)	(9,679)	(17,828)	–	(118)	–
Contingent deferred sales charges (note 2)	–	(40)	–	(483)	–	–	–	–
Adjustments to maintain reserves	(70)	(20)	(29)	(5)	(48)	(6)	(15)	4

Net equity transactions	(54,084)	(3,727)	(34,734)	(10,167)	(17,718)	(6)	2,514	4

Net change in contract owners’ equity	(46,809)	24,302	(30,648)	(9,022)	(12,750)	5,536	5,875	2,234
Contract owners’ equity beginning of period	230,605	206,303	66,159	75,181	77,648	72,112	8,184	5,950

Contract owners’ equity end of period	$183,796	230,605	35,511	66,159	64,898	77,648	14,059	8,184

CHANGES IN UNITS:
Beginning units	20,320	20,618	6,562	7,570	9,638	9,638	292	292

Conversion units (note 1(a))	2,697	–	70	–	(1,875)	–	525	–
Units purchased	–	–	–	–	–	12	228	–
Units redeemed	(5,197)	(378)	(3,236)	(1,008)	(1,655)	–	(9)	–

Ending units	17,820	20,320	3,396	6,562	6,108	9,638	1,036	292

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	VEWrldHAs		VKUEmMkt		VKUMCpGro		VKUUSRE
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(544)	(397)	329	(1)	(57)	(44)	(250)	(222)
Realized gain (loss) on investments	13,774	3,095	(25)	115	871	108	32,418	12,970
Change in unrealized gain (loss) on investments	(1,364)	(126)	(397)	(97)	(113)	7	(56,239)	8,878
Reinvested capital gains	4,593	1,140	161	–	–	199	8,168	6,267

Net increase (decrease) in contract owners’ equity resulting from operations	16,459	3,712	68	17	701	270	(15,903)	27,893

Equity transactions:
Purchase payments received from contract owners (note 3)	29	–	–	–	–	1	–	2,620
Transfers between funds	(14,333)	10,257	7,106	(2,758)	–	89	(17,551)	(8,559)
Redemptions (note 3)	(156)	–	(214)	–	–	–	(1,893)	–
Contingent deferred sales charges (note 2)	–	–	–	–	–	–	–	–
Adjustments to maintain reserves	(26)	2	(8)	(33)	(8)	(7)	(126)	27

Net equity transactions	(14,486)	10,259	6,884	(2,791)	(8)	83	(19,570)	(5,912)

Net change in contract owners’ equity	1,973	13,971	6,952	(2,774)	693	353	(35,473)	21,981
Contract owners’ equity beginning of period	34,272	20,301	–	2,774	3,359	3,006	97,414	75,433

Contract owners’ equity end of period	$36,245	34,272	6,952	–	4,052	3,359	61,941	97,414

CHANGES IN UNITS:
Beginning units	1,114	810	–	126	394	380	2,590	2,730

Conversion units (note 1(a))	2,194	–	–	–	(59)	–	7,143	–
Units purchased	587	–	685	–	–	12	2,587	–
Units redeemed	(1,453)	–	(21)	(126)	–	(1)	(4,743)	(140)

Ending units	2,442	1,114	664	–	335	394	7,577	2,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WFVOpp
Investment activity:	2007	2006
Net investment income (loss)	$(814)	(1,280)
Realized gain (loss) on investments	14,623	(81)
Change in unrealized gain (loss) on investments	(23,351)	780
Reinvested capital gains	14,545	9,968

Net increase (decrease) in contract owners’ equity resulting from operations	5,003	9,387

Equity transactions:
Purchase payments received from contract owners (note 3)	10	–
Transfers between funds	–	–
Redemptions (note 3)	(704)	(690)
Contingent deferred sales charges
(note 2)	–	(22)
Adjustments to maintain reserves	(27)	(20)

Net equity transactions	(721)	(732)

Net change in contract owners’ equity	4,282	8,655
Contract owners’ equity beginning of period	97,139	88,484

Contract owners’ equity end of period	$101,421	97,139

CHANGES IN UNITS:
Beginning units	7,818	7,880

Conversion units (note 1(a))	1,865	–
Units purchased	–	–
Units redeemed	(66)	(62)

Ending units	9,617	7,818

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective January 1, 2007, the administrative and support services for the contracts were transferred to a new computer system and operations group. As a result of the conversion, the number of units for each contract were recalculated based on the initial unit value utilized by the new system. These conversion units are presented separately for each subaccount in the rollforward of units in the Statements of Changes in Contract Owners’ Equity.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or payout phase may invest in the following:

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)

American Century VP – International Fund – Class I (ACVPInt)

American Century VP – Ultra® Fund – Class I (ACVPUltra)*

American Century VP – Value Fund – Class I (ACVPVal)

Portfolios of the Credit Suisse Trust;

Credit Suisse Trust – Global Small Cap Portfolio (CSTGlobSmCp)*

Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)*

Credit Suisse Trust – Large Cap Value Portfolio (CSTLCapV)

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT)(formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)*

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)*

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)*

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I (NVITGrowth)

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

    (formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

    (formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)

Nationwide VIT – Multi-Manager Small Company Fund – Class I

    (formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)*

Nationwide VIT – Strategic Value Fund – Class I (NWStratV)*

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)*

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares (NBTAMCGr)

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)

Portfolios of the Van Eck Worldwide Insurance Trust;

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class (VEWrldEMkt)

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class (VEWrldHAs)

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKUMCpGro)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Portfolios of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)

At December 31, 2007, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year. After the purchase payment has been held in the contract for 13 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.40%.

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

For the periods ended December 31, 2007 and 2006, total transfers into the Account from the fixed account were $0 and $67,195, respectively, and total transfers from the Account to the fixed account were $3,312 and $29,261, respectively.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

American Century VP – Income & Growth Fund – Class I
2007	1.40%	6,906	$9.900394	$68,372	1.86%	-1.00% 0	1/03/07
2006	1.40%	5,640	12.151994	68,537	1.78%	15.45%
2005	1.40%	5,652	10.525484	59,490	1.99%	3.17%
2004	1.40%	6,392	10.202044	65,211	1.40%	11.41%
2003	1.40%	6,386	9.157113	58,477	1.53%	27.54%

American Century VP – International Fund – Class I
2007	1.40%	7,111	11.539148	82,055	0.65%	15.39% 0	1/03/07
2006	1.40%	6,004	12.604859	75,680	1.58%	23.28%
2005	1.40%	6,208	10.224538	63,474	1.22%	11.67%
2004	1.40%	7,430	9.155754	68,027	0.56%	13.32%
2003	1.40%	7,302	8.079877	58,999	0.92%	22.77%

American Century VP – Value Fund – Class I
2007	1.40%	12,582	9.333078	117,429	1.83%	-6.67% 0	1/03/07
2006	1.40%	4,814	19.099026	91,943	1.48%	17.00%
2005	1.40%	6,278	16.324353	102,484	0.85%	3.57%
2004	1.40%	4,822	15.762031	76,005	0.97%	12.73%
2003	1.40%	4,225	13.981741	59,073	0.93%	27.15%

Credit Suisse Trust – Large Cap Value Portfolio
2007	1.40%	613	10.072840	6,175	1.29%	0.73% 0	1/03/07
2006	1.40%	374	13.773024	5,151	0.97%	17.68%
2005	1.40%	420	11.703385	4,915	0.78%	6.63%
2004	1.40%	420	10.975290	4,610	0.54%	9.78%
2003	1.40%	419	9.997094	4,189	0.77%	23.41%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2007	1.40%	408	9.817683	4,006	0.40%	-1.82% 0	1/03/07
2006	1.40%	276	14.814053	4,089	0.28%	12.82%
2005	1.40%	276	13.130152	3,624	0.00%	5.75%
2004	1.40%	1,438	12.416593	17,855	1.48%	20.19%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	1.40%	27,409	10.390881	284,804	1.76%	3.91% 0	1/03/07
2006	1.40%	27,316	11.006315	300,649	1.67%	13.89%
2005	1.40%	27,430	9.664366	265,094	1.61%	3.23%
2004	1.40%	29,210	9.361970	273,463	1.82%	9.09%
2003	1.40%	28,983	8.581727	248,724	1.49%	26.57%

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2007	1.40%	1,161	10.596893	12,303	1.75%	5.97% 0	1/03/07
2006	1.40%	1,304	11.566843	15,083	1.52%	14.85%
2005	1.40%	1,306	10.071157	13,153	0.02%	2.92%
2004	1.40%	1,908	9.785354	18,670	1.74%	3.58%
2003	1.40%	1,827	9.447547	17,261	0.84%	19.47%

Federated IS – Quality Bond Fund II – Primary Shares
2007	1.40%	4,097	10.364499	42,463	5.08%	3.64% 0	1/03/07
2006	1.40%	3,608	13.470373	48,601	4.09%	2.70%
2005	1.40%	3,676	13.116237	48,215	3.26%	-0.12%
2004	1.40%	3,176	13.131591	41,706	4.02%	2.17%
2003	1.40%	3,450	12.852793	44,342	4.88%	3.18%

Fidelity® VIP – Equity-Income Portfolio – Service Class
2007	1.40%	11,482	10.012446	114,963	1.67%	0.12% 0	1/03/07
2006	1.40%	8,840	14.747337	130,366	3.33%	18.40%
2005	1.40%	7,136	12.455145	88,880	1.62%	4.28%
2004	1.40%	8,558	11.943782	102,215	1.38%	9.82%
2003	1.40%	7,960	10.875446	86,569	1.56%	28.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Fidelity® VIP – Growth Portfolio – Service Class
2007	1.40%	12,596	$12.486462	$157,279	0.60%	24.86% 0	1/03/07
2006	1.40%	16,960	8.771891	148,771	0.28%	5.24%
2005	1.40%	17,084	8.335000	142,395	0.40%	4.20%
2004	1.40%	19,908	7.999204	159,248	0.17%	1.82%
2003	1.40%	21,172	7.856387	166,335	0.19%	30.92%

Fidelity® VIP – High Income Portfolio – Service Class
2007	1.40%	2,635	10.107127	26,632	10.52%	1.07% 0	1/03/07
2006	1.40%	1,454	10.516122	15,290	13.85%	9.63%
2005	1.40%	682	9.592754	6,542	12.14%	1.09%
2004	1.40%	1,494	9.489161	14,177	12.43%	7.94%
2003	1.40%	2,279	8.791518	20,036	3.12%	25.19%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	1.40%	4,585	11.490519	52,684	3.28%	14.91% 0	1/03/07
2006	1.40%	4,882	12.981333	63,375	0.79%	16.30%
2005	1.40%	3,604	11.161905	40,228	0.58%	17.31%
2004	1.40%	4,418	9.514784	42,036	0.91%	11.90%
2003	1.40%	3,462	8.502985	29,437	0.75%	41.20%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	1.40%	17,994	11.572922	208,243	0.92%	15.73% 0	1/03/07
2006	1.40%	10,170	15.242016	155,011	1.12%	10.03%
2005	1.40%	11,450	13.852399	158,610	0.19%	15.22%
2004	1.40%	9,550	12.022889	114,819	0.24%	13.73%
2003	1.40%	8,790	10.571894	92,927	0.36%	26.56%

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class
2007	1.40%	1,443	12.180481	17,576	0.00%	21.80% 0	1/03/07
2006	1.40%	2,144	8.470207	18,160	0.60%	3.83%
2005	1.40%	2,144	8.157700	17,490	0.82%	7.34%
2004	1.40%	3,660	7.599714	27,815	0.47%	5.56%
2003	1.40%	3,660	7.199376	26,350	0.63%	27.85%

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2007	1.40%	929	10.397846	9,660	0.92%	3.98% 0	1/03/07
2006	1.40%	508	15.078159	7,660	0.45%	14.59%
2005	1.40%	508	13.158776	6,685	0.00%	1.13%
2004	1.40%	678	13.011385	8,822	0.00%	12.40%
2003	1.40%	677	11.575660	7,837	0.00%	55.60%

Janus Aspen Series – Forty Portfolio – Service Shares
2007	1.40%	18,209	13.546325	246,665	0.17%	35.46% 0	1/03/07
2006	1.40%	23,314	8.558108	199,524	0.14%	7.60%
2005	1.40%	23,350	7.953387	185,712	0.01%	11.00%
2004	1.40%	24,508	7.165447	175,611	0.02%	16.33%
2003	1.40%	26,317	6.159668	162,104	0.24%	18.56%

Janus Aspen Series – Global Technology Portfolio – Service Shares
2007	1.40%	3,606	12.029048	43,377	0.35%	20.29% 0	1/03/07
2006	1.40%	9,296	3.919155	36,432	0.00%	6.33%
2005	1.40%	9,378	3.685735	34,565	0.00%	10.00%
2004	1.40%	11,626	3.350546	38,953	0.00%	-0.83%
2003	1.40%	13,356	3.378652	45,125	0.00%	44.44%

Janus Aspen Series – International Growth Portfolio – Service Shares
2007	1.40%	14,732	12.614208	185,833	0.44%	26.14% 0	1/03/07
2006	1.40%	11,676	13.186665	153,968	1.83%	44.60%
2005	1.40%	13,104	9.119582	119,503	1.10%	30.11%
2004	1.40%	11,970	7.009034	83,898	0.83%	17.04%
2003	1.40%	13,563	5.988741	81,225	0.99%	32.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Federated High Income Bond Fund – Class I
2007	1.40%	2,462	$10.157527	$25,008	6.51%	1.58% 0	1/03/07
2006	1.40%	2,224	13.973939	31,078	7.31%	9.06%
2005	1.40%	2,390	12.813161	30,623	8.15%	0.95%
2004	1.40%	1,494	12.692461	18,963	7.35%	8.56%
2003	1.40%	1,776	11.692144	20,765	7.51%	20.56%

Nationwide VIT – Gartmore Emerging Markets Fund – Class I
2007	1.40%	8,081	14.234055	115,025	0.74%	42.34% 0	1/03/07
2006	1.40%	2,494	23.205358	57,874	0.69%	34.81%
2005	1.40%	2,588	17.213353	44,548	0.62%	30.79%
2004	1.40%	1,542	13.161389	20,295	0.85%	19.05%
2003	1.40%	2,496	11.054993	27,593	0.61%	62.95%

Nationwide VIT – Gartmore Global Utilities Fund – Class I
2007	1.40%	719	11.811862	8,493	2.44%	18.12% 0	1/03/07
2006	1.40%	326	19.195121	6,258	2.15%	35.66%
2005	1.40%	516	14.149889	7,301	1.93%	4.91%

Nationwide VIT – Gartmore International Growth Fund – Class I
2007	1.40%	3,953	12.517354	49,481	0.38%	25.17% 0	1/03/07
2006	1.40%	3,354	12.299092	41,251	1.11%	31.11%
2005	1.40%	1,072	9.380789	10,056	0.77%	28.39%
2003	1.40%	329	6.489005	2,135	0.00%	33.73%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2007	1.40%	4,468	11.771663	52,596	0.41%	17.72% 0	1/03/07
2006	1.40%	3,434	12.960173	44,505	0.90%	24.12%
2005	1.40%	1,268	10.441294	13,240	0.78%	17.67%
2004	1.40%	724	8.873195	6,424	0.00%	14.05%
2003	1.40%	724	7.780309	5,633	0.00%	34.16%

Nationwide VIT – Global Health Sciences Fund – Class I
2006	1.40%	214	12.829766	2,746	0.00%	1.28%
2005	1.40%	512	12.667193	6,486	0.00%	6.94%
2004	1.40%	484	11.845553	5,733	0.00%	6.36%
2003	1.40%	179	11.137212	1,994	0.00%	34.80%

Nationwide VIT – Global Technology and Communications Fund – Class I
2006	1.40%	944	3.234018	3,053	0.00%	9.62%
2005	1.40%	944	2.950302	2,785	0.00%	-1.91%
2004	1.40%	944	3.007625	2,839	0.00%	2.85%
2003	1.40%	12,962	2.924207	37,904	0.00%	53.06%

Nationwide VIT – Government Bond Fund – Class I
2007	1.40%	8,183	10.548475	86,318	3.89%	5.48% 0	1/03/07
2006	1.40%	7,114	13.552851	96,415	4.21%	1.90%
2005	1.40%	6,532	13.300351	86,878	3.76%	1.82%
2004	1.40%	6,538	13.062379	85,402	5.18%	1.82%
2003	1.40%	8,264	12.829335	106,022	3.31%	0.57%

Nationwide VIT – Growth Fund – Class I
2007	1.40%	3,728	11.749798	43,803	0.19%	17.50% 0	1/03/07
2006	1.40%	7,740	5.784631	44,773	0.06%	4.69%
2005	1.40%	6,428	5.525723	35,519	0.08%	5.01%
2004	1.40%	6,428	5.261896	33,823	0.30%	6.64%
2003	1.40%	7,562	4.934135	37,312	0.02%	30.88%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	1.40%	6,180	10.298535	63,645	2.24%	2.99% 0	1/03/07
2006	1.40%	5,400	11.352415	61,303	2.32%	10.68%
2005	1.40%	5,394	10.256808	55,325	1.95%	1.11%
2004	1.40%	6,450	10.144108	65,429	1.98%	6.97%
2003	1.40%	6,213	9.482905	58,917	1.77%	16.76%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Mid Cap Growth Fund – Class I
2007	1.40%	1,191	$10.750095	$12,803	0.00%	7.50% 0	1/03/07
2006	1.40%	1,986	9.334386	18,538	0.00%	8.37%
2005	1.40%	2,012	8.613187	17,330	0.00%	8.21%
2004	1.40%	1,900	7.959694	15,123	0.00%	13.72%
2003	1.40%	1,932	6.999166	13,522	0.00%	38.18%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	1.40%	8,737	10.572487	92,372	1.44%	5.72%	01/03/07
2006	1.40%	4,860	19.587192	95,194	1.14%	8.36%
2005	1.40%	4,862	18.076864	87,890	1.00%	10.53%
2004	1.40%	6,170	16.354103	100,905	0.57%	14.11%
2003	1.40%	4,717	14.331619	67,602	0.48%	32.77%

Nationwide VIT – Money Market Fund – Class I
2007	1.40%	4,580	10.331763	47,319	3.88%	3.32% 0	1/03/07
2006	1.40%	7,984	11.066601	88,356	4.41%	3.07%
2005	1.40%	11,904	10.736889	127,812	2.66%	1.23%
2004	1.40%	15,118	10.605947	160,341	0.75%	-0.60%
2003	1.40%	20,183	10.669965	215,352	0.63%	-0.78%

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I
2007	1.40%	1,756	10.895686	19,133	0.00%	8.96% 0	1/03/07
2006	1.40%	1,354	12.654947	17,135	0.00%	1.77%
2005	1.40%	1,360	12.435369	16,912	0.00%	6.58%
2004	1.40%	2,538	11.667420	29,612	0.00%	11.83%
2003	1.40%	2,912	10.433337	30,382	0.00%	32.39%

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I
2007	1.40%	16,743	9.181264	153,722	1.25%	-8.19% 0	1/03/07
2006	1.40%	7,584	23.270462	176,483	0.45%	15.66%
2005	1.40%	7,546	20.120403	151,829	0.07%	1.63%
2004	1.40%	8,304	19.796908	164,394	0.00%	15.66%
2003	1.40%	12,754	17.116946	218,310	0.00%	54.66%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	1.40%	12,104	10.075421	121,953	0.10%	0.75% 0	1/03/07
2006	1.40%	5,616	21.200579	119,062	0.09%	10.47%
2005	1.40%	6,670	19.190538	128,001	0.00%	10.75%
2004	1.40%	6,382	17.327879	110,587	0.00%	17.36%
2003	1.40%	6,118	14.765146	90,333	0.00%	39.04%

Nationwide VIT – Nationwide Fund – Class I
2007	1.40%	11,025	10.635976	117,262	1.09%	6.36% 0	1/03/07
2006	1.40%	9,240	11.935388	110,283	1.09%	12.04%
2005	1.40%	9,236	10.652647	98,388	0.90%	5.94%
2004	1.40%	10,992	10.055179	110,527	1.27%	8.21%
2003	1.40%	11,821	9.291859	109,839	0.56%	25.73%

Nationwide VIT – Nationwide Leaders Fund – Class I
2003	1.40%	379	10.353389	3,924	0.06%	23.64%

Nationwide VIT Strategic Value Fund – Class I
2003	1.40%	377	11.012816	4,152	0.04%	36.87%

Nationwide VIT – U.S. Growth Leaders Fund – Class I
2006	1.40%	1,002	14.713301	14,743	0.32%	-1.67%
2005	1.40%	830	14.963360	12,420	0.00%	10.41%
2004	1.40%	1,452	13.552459	19,678	0.00%	10.85%
2003	1.40%	2,253	12.226343	27,546	0.00%	50.03%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2007	1.40%	4,058	9.604227	38,974	1.69%	-3.96% 0	1/03/07
2006	1.40%	4,760	11.324174	53,903	1.70%	14.29%
2005	1.40%	5,712	9.908509	56,597	1.67%	2.79%
2004	1.40%	3,900	9.639397	37,594	1.52%	15.85%
2003	1.40%	1,127	8.320258	9,377	1.32%	29.59%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I
2007	1.40%	8,843	$10.306713	$91,142	3.81%	3.07% 0	1/03/07
2006	1.40%	6,288	13.961929	87,793	4.59%	3.37%
2005	1.40%	4,068	13.506165	54,943	4.10%	0.75%
2004	1.40%	1,714	13.405165	22,976	4.83%	5.04%
2003	1.40%	2,029	12.761661	25,893	5.41%	10.55%

Neuberger Berman AMT – Guardian Portfolio – I Class Shares
2007	1.40%	935	10.611210	9,921	0.28%	6.11% 0	1/03/07
2006	1.40%	648	14.457195	9,368	0.68%	11.79%
2005	1.40%	648	12.931987	8,380	0.15%	6.88%
2004	1.40%	648	12.099735	7,841	0.13%	14.19%
2003	1.40%	648	10.595804	6,866	0.71%	29.92%

Neuberger Berman AMT – Mid-Cap Growth Portfolio – I Class Shares
2007	1.40%	4,503	12.046463	54,245	0.00%	20.46% 0	1/03/07
2006	1.40%	4,342	12.872160	55,891	0.00%	13.09%
2005	1.40%	4,544	11.381961	51,720	0.00%	12.15%
2004	1.40%	5,436	10.148514	55,167	0.00%	14.68%
2003	1.40%	6,039	8.849433	53,442	0.00%	26.28%

Neuberger Berman AMT – Partners Portfolio – Class I
2007	1.40%	2,043	11.005439	22,484	0.51%	10.05% 0	1/03/07
2006	1.40%	2,132	15.616140	33,294	0.48%	10.67%
2005	1.40%	5,338	14.110055	75,319	1.11%	16.40%
2004	1.40%	3,574	12.122204	43,325	0.01%	17.31%
2003	1.40%	1,557	10.333462	16,089	0.00%	33.20%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	1.40%	13,656	11.251010	153,644	0.24%	12.51% 0	1/03/07
2006	1.40%	12,054	11.805876	142,308	0.37%	6.44%
2005	1.40%	12,090	11.091470	134,096	0.89%	3.63%
2004	1.40%	11,544	10.702809	123,553	0.32%	5.44%
2003	1.40%	9,442	10.150676	95,843	0.46%	29.11%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	1.40%	9,159	10.464374	95,843	1.17%	4.64% 0	1/03/07
2006	1.40%	8,260	13.721463	113,339	0.99%	16.05%
2005	1.40%	8,044	11.823860	95,111	1.02%	12.71%
2004	1.40%	7,178	10.490302	75,299	1.27%	17.50%
2003	1.40%	7,446	8.928255	66,480	0.68%	41.02%

Oppenheimer VAF – Main Street® – Non-Service Shares
2007	1.40%	17,820	10.314046	183,796	0.90%	3.14% 0	1/03/07
2006	1.40%	20,320	11.348679	230,605	1.10%	13.42%
2005	1.40%	20,618	10.005945	206,303	1.33%	4.50%
2004	1.40%	21,368	9.575362	204,606	0.82%	7.93%
2003	1.40%	22,174	8.872059	196,729	0.98%	24.95%

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares
2007	1.40%	3,396	10.456810	35,511	0.00%	4.57% 0	1/03/07
2006	1.40%	6,562	10.082202	66,159	0.00%	1.52%
2005	1.40%	7,570	9.931444	75,181	0.00%	10.76%
2004	1.40%	8,638	8.966685	77,454	0.00%	18.10%
2003	1.40%	9,130	7.592423	69,319	0.00%	23.83%

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares
2007	1.40%	6,108	10.625158	64,898	0.55%	6.25% 0	1/03/07
2006	1.40%	9,638	8.056423	77,648	0.10%	7.68%
2005	1.40%	9,638	7.482082	72,112	0.00%	2.17%
2004	1.40%	11,256	7.323241	82,430	0.40%	4.72%
2003	1.40%	11,395	6.992920	79,684	0.11%	24.24%

Van Eck Worldwide Insurance Trust – Emerging Markets Fund – Initial Class
2007	1.40%	1,036	13.570538	14,059	0.35%	35.71% 0	1/03/07
2006	1.40%	292	28.027733	8,184	0.57%	37.55%
2005	1.40%	292	20.377122	5,950	0.91%	30.15%
2004	1.40%	322	15.656055	5,041	0.55%	24.13%
2003	1.40%	320	12.612719	4,036	0.07%	52.03%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Eck Worldwide Insurance Trust – Hard Assets Fund – Initial Class
2007	1.40%	2,442	$14.842195	$36,245	0.13%	48.42% 0	1/03/07
2006	1.40%	1,114	30.765179	34,272	0.05%	22.75%
2005	1.40%	810	25.062407	20,301	0.31%	49.56%
2004	1.40%	772	16.757883	12,937	0.21%	22.49%
2003	1.40%	383	13.708625	5,250	0.82%	43.05%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I
2007	1.40%	664	10.470093	6,952	10.82%	4.70% 0	1/03/07
2005	1.40%	126	22.014894	2,774	0.00%	10.68%
2003	1.40%	188	18.328077	3,446	0.00%	26.08%

Van Kampen UIF – Mid Cap Growth Portfolio – Class I
2007	1.40%	335	12.096300	4,052	0.00%	20.96% 0	1/03/07
2006	1.40%	394	8.524521	3,359	0.00%	7.75%
2005	1.40%	380	7.911472	3,006	0.00%	15.93%
2004	1.40%	416	6.824496	2,839	0.00%	19.89%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	1.40%	7,577	8.174924	61,941	1.31%	-18.25% 0	1/03/07
2006	1.40%	2,590	37.611460	97,414	1.15%	36.12%
2005	1.40%	2,730	27.631171	75,433	0.87%	15.42%
2004	1.40%	6,456	23.940083	154,557	1.69%	34.49%
2003	1.40%	5,088	17.801092	90,572	0.00%	35.59%

Wells Fargo AVT – Opportunity FundSM
2007	1.40%	9,617	10.546019	101,421	0.63%	5.46% 0	1/03/07
2006	1.40%	7,818	12.425003	97,139	0.00%	10.65%
2005	1.40%	7,880	11.228889	88,484	0.00%	6.38%
2004	1.40%	9,750	10.555564	102,917	0.00%	16.57%
2003	1.40%	9,038	9.055451	81,843	0.08%	35.09%

Contract Owners’ Equity Total By Year

2007 Contract owners’ equity				$3,664,580

2006 Contract owners’ equity				$3,679,671

2005 Contract owners’ equity				$3,320,112

2004 Contract owners’ equity				$3,291,752

2003 Contract owners’ equity				$3,093,116

*

This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contingent deferred sales charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period. In 2007, as a result of the contract and unit value conversion, total returns can not be calculated based on the change in fair unit value disclosed in the report between the years 2006 and 2007. The total return is based on the change between the ending unit value and the initial unit values established for the subaccount.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-10:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 3, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company